Promissory Notes and Loans Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Notes and Loans Payable [Abstract]
PROMISSORY NOTES AND LOANS PAYABLE

NOTE 10 – PROMISSORY NOTES AND LOANS PAYABLE

On July 12, 2019, the Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and was convertible into the Company's common stock. On November 1, 2019, Trillium Partners LP, amended the terms of the notes, such that the note is no longer convertible into common stock. The principal balance of $10,000 was reclassified to notes and loans payable. As of March 31, 2020 the note balance was $10,000 and accrued interest was $830 and was sold, assigned and restated to Alpha Capital Anstalt on February 20, 2020.

(Refer to Note 9)

On August 15, 2019, the Company entered into a lending arrangement with Fora Business Loans, LLC for financing at Howco with Bantec as co-borrower, with a principal amount of $210,000. Howco received $146,250, in cash, $3,750 was charged to expenses and $60,000 was charged to original issue discount to be amortized over the life of the arrangement. Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853. The lending agreement includes security interests in Howco assets and a personal guarantee from the CEO of the Company. The principal balance is $78,536, at March 31, 2020.

On September 18, 2019, the Company entered into a sale of future revenues arrangement with PIRS Capital, LLC for Howco with a purchase amount of $195,840. Howco received $149,541, as the purchase price in cash, $3,459 was charged to expenses and $42,840 was recorded as original issue discount to be amortized over the life of the arrangement. Under the terms of the agreement PIRS receives 172 payments of $1,139, for each business day to be repaid from the accounts receivable related to the future revenues: The lending agreement includes security interests in Howco assets and a personal guarantee from the CEO of the Company. This sale of future revenues is treated as debt and the principal balance is $45,545, at March 31, 2020.

On June 1, 2018 the Company entered into a consulting and services arrangement with Livingston Asset Management. The arrangement provides for financial management services including accounting and related periodic reporting among other advisory services. Under the agreement the Company will issue to Livingston Asset Management Convertible Fee Notes having principal of $12,500, interest of 10% per annum, maturity of six or seven months. The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note. The $85,375 of principal from the Livingston Asset Management LLC notes issued December 1, 2018 through June 1, 2019, along with $8,475 of accrued interest were sold and assigned to Alpha Capital Anstalt, on February 20, 2020.. Following the assignment the principal balance of the amended notes issued to Livingston was $51,000.(Refer to Note 9)

The consulting and services arrangement with Livingston Asset Management was amended on July 1, 2019. The amendment increased the monthly fee to be $20,000, with $17,000, as monthly convertible note and $3,000, of cash due on the first of each month.

Livingston Asset Management's amended note received on September 30, 2019, in the amount of $51,000, had $2,571 of accrued interest at March 31, 2020. (Refer to Note 16)

On November 1, 2019, Livingston Asset Management LLC, amended the terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. (Refer to Note 16)

On October 1, 2019, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At March 31, 2020, accrued interest was $785.

On November 1, 2019, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At March 31, 2020, accrued interest was $643.

On December 1, 2019, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At March 31, 2020, accrued interest was $501.

On January 1, 2020, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At March 31, 2020, accrued interest was $356.

On January 28, 2020, the Company's subsidiary Howco entered into a Payment Rights Purchase and Sale Agreement financing with EBF Partners, LLC, (merchant cash advance or "MCA") with a principal amount of $208,500. Howco received $147,355, in cash, net of original issue discount of $58,500, and legal and other fees totaling $2,645, which will be amortized to interest expense over the term of the financing. The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments. The loan is secured by receipts from future revenue transactions. The principal balance was $142,971 as of March 31, 2020.

On February 1, 2020, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At March 31, 2020, accrued interest was $214.

On March 1, 2020, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At March 31, 2020, accrued interest was $72.

NOTE 11 - LOANS AND NOTES PAYABLE

On October 19, 2017, the Company entered into a loan agreement with a third party entity under which the Company received approximately $232,500, net of fees and expenses of $17,500 recorded as debt discounts and amortized to interest expense over the Note term, in return for issuing a promissory note (the "Note") in the principal amount of $250,000. The Note bears interest at 12% (18% default rate) per annum and has a maturity date of April 20, 2018. The Note may be prepaid in full or in part with additional premium or penalty. The Note is secured by certain assets of the Company's CEO, certain assets of Howco and all of the assets of Drone USA as a junior security interest to the first secured interest of the senior lender. Additionally, the loan is guaranteed by the Company's CEO. For the year ended September 30, 2018, amortization of debt discount amounted to $17,500. On April 20, 2018, the note matured and all principal and unpaid interest was due immediately. The Company has obtained an amendment from the lender changing the maturity to October 20, 2018. This loan went into default after October 20, 2018. The Company paid a fee of $10,000 related to the amendment which has been recorded as financing expense.

On September 4, 2018 Porta Pellex, the holder of the note above, sold and assigned 50% of the face amount to Trillium Partners LP and World Market Ventures LLC. Following the assignment, Port Pellex held $125,000, which is the balance at September 30, 2018, and Trillium Partners LP and World Market Ventures each held $62,500 in principal. The assigned notes were restated with a 50% conversion discount from the lowest bid price of the common stock in the 20 days immediately preceding the conversion notice date. The modification was treated as debt extinguishment, for which no gain or loss was incurred. The modified note was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense for each ($125,000 total put premium) of the assigned and restated notes.

Trillium Partners LP converted $1,095 in fees, all, of $62,500, and $6,781 of interest into 35,188 common shares on September 19, 2018 at the conversion price of $2.00. The $62,500 of put premium was credited to additional paid in capital in conjunction with the conversion.

World Market Ventures LLC converted principal of $61,481 and $6,657 of interest into 34,500 common shares on September 19, 2018 at the conversion price of $19.75. The $61,481 of put premium was credited to additional paid in capital in conjunction with the conversion. The remaining $1,020 of principal and $1,020 of put premium are included in the convertible notes at September 30, 2019.

On October 17, 2018 Porta Pellex assigned $62,500 of the principal balance of its note to Trillium Partners LP along with $7,500 of accrued interest, leaving an unpaid balance of $62,500 plus accrued interest on Porta Pellex's original note. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification. This modification was treated as a debt extinguishment. The modified note was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense for the assigned and restated note. The Trillium Partners LP note principal and accrued interest was fully converted into 115,669 shares of common stock by November 27, 2018.

On October 23, 2018 Porta Pellex assigned $62,500 of the remaining principal balance of its note to Jefferson Street Capital LLC along with $7,500 of accrued interest. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment. This modification was treated as a debt extinguishment. In connection with the issuance of this Note, the Company determined that the terms of the modified Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value. Accordingly, under the provisions of FASB ASC Topic No. 815-40, "Derivatives and Hedging – Contracts in an Entity's Own Stock", the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of assignment and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial valuation model. In connection with this Note, on the initial measurement date of October 23, 2018, the fair values of the embedded conversion option derivative of $78,471 was recorded as derivative liabilities, $15,971 was charged to operations on the modification date as initial derivative expense, and $62,500 was recorded as a debt discount and is being amortized into interest expense over the expected holding period of the restated note. The Jefferson Street Capital LLLC note principal and accrued interest was fully converted into 128,620 shares of common stock by December 5, 2018. A net loss on debt extinguishment of $14,057 was recorded during the year ended September 30, 2019.

On August 15, 2019, the Company entered into a lending arrangement with Fora Business Loans, LLC for financing at Howco with Bantek as co-borrower, with a principal amount of $210,000. Howco received $146,250, in cash, $3,750 was charged to expenses and $60,000 was charged to original issue discount to be amortized over the life of the arrangement. Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853. The lending agreement includes security interests in Howco assets and a personal guarantee from the CEO of the Company. The principal balance is $184,390 at September 30, 2019.

On September 18, 2019, the Company entered into a sale of future revenues arrangement with PIRS Capital, LLC for Howco with a purchase amount of $195,840. Howco received $149,541, as the purchase price in cash, $3,459 was charged to expenses and $42,840 was recorded as original issue discount to be amortized over the life of the arrangement. Under the terms of the agreement PIRS receives 172 payments of $1,139, for each business day to be repaid from the accounts receivable related to the future revenues: The lending agreement includes security interests in Howco assets and a personal guarantee from the CEO of the Company. This sale of future revenues is treated as debt and the principal balance is $187,870 at September 30, 2019.